Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 142,000	$ 587,000
Prepaid expenses and deposits	237,000	290,000
Total Current Assets	379,000	877,000
NON-CURRENT ASSETS:
Property and equipment, net	669,000	443,000
Other-game software	21,000
Total Non-Current Assets	690,000	443,000
TOTAL ASSETS	1,069,000	1,320,000
CURRENT LIABILITIES:
Accounts payable and accrued expenses	300,000	260,000
Advances from shareholders	95,000
Advances from related party	429,000	874,000
Total Current Liabilities	824,000	1,134,000
Commitments and contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock at $0.001 par value: 30,000,000 shares authorized; 121,058,863 shares issued and outstanding	121,000	121,000
Common stock par value $0.001: 200,000,000 shares authorized; 126,325,792 and 119,529,803 shares issued and outstanding, respectively	126,000	120,000
Additional paid-in capital	3,164,000	(153,000)
Common stock to be issued, 4,389,721 shares at December 31, 2017		2,075,000
Accumulated other comprehensive income	36,000
Accumulated deficit	(3,202,000)	(1,977,000)
Total Stockholders’ equity	245,000	186,000
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 1,069,000	$ 1,320,000